Note 6 - Credit Facility (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	May 26, 2011
GE Capital [Member] | Letter of Credit [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 15
GE Capital [Member] | Swingline Loan Facility [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		5
GE Capital [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		25
Line of Credit Facility, Increase, Additional Borrowings	25
Line of Credit Facility, Expiration Date	May 26, 2016
Line of Credit Facility, Remaining Borrowing Capacity	5.1
Letters of Credit Outstanding, Amount	11.9
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.375%
Wells Fargo [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10
Cash Collateral Percentage	105.00%